SHARE-BASED EXPENSE - Changes in the Number of Other Long-Term Incentive Plans Outstanding (Details)																12 Months Ended		28 Months Ended
	Dec. 16, 2025 shares $ / shares	Nov. 12, 2025 $ / shares	Aug. 13, 2025 $ / shares	May 14, 2025 $ / shares	Apr. 13, 2025	Apr. 02, 2025 $ / shares	Jan. 21, 2025 shares	Nov. 14, 2024 $ / shares	Aug. 15, 2024 $ / shares	Aug. 08, 2024	May 21, 2024 $ / shares	Apr. 16, 2024 $ / shares	Nov. 09, 2023	Sep. 08, 2023	Sep. 07, 2023	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2025 shares	Dec. 16, 2025 $ / shares	Nov. 12, 2025 $ / shares	Aug. 13, 2025 $ / shares	May 14, 2025 $ / shares	Apr. 02, 2025 $ / shares	Nov. 14, 2024 $ / shares	Aug. 15, 2024 $ / shares	May 21, 2024 $ / shares	Apr. 16, 2024 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, granted (in shares)																		178,003
Stock option units ("Stock options')
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock option units, outstanding units (in shares)																199,998	0
Stock option units, granted (in shares)																2,154,500	199,998
Stock option units, forfeited (in shares)																	0
Stock option units, settled (in shares)																0	0
Stock option units, closing balance (in shares)																2,354,498	199,998	2,354,498
Restricted share units ("RSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, outstanding units (in shares)														1,141,265		1,174,874	1,496,213
Other equity instruments, granted (in shares)					2,075,000		816,943			16,125			305,000		1,191,211	2,891,940	16,126	4,404,279
Other equity instruments, forfeited (in shares)																	(9,989)
Other equity instruments, settled (in shares)																(749,346)	(327,476)
Deferred share units ("DSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, outstanding units (in shares)																39,817	0
Other equity instruments, granted (in shares)	90,000	10,134	13,964	14,277		9,812		11,232	10,805		11,011	6,768				138,186	39,817
Other equity instruments, forfeited (in shares)																	0
Other equity instruments, settled (in shares)																0	0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in C$ or USD per share) | (per share)	$ 22.59	$ 16.48	$ 11.92	$ 11.66		$ 10.37		$ 6.60	$ 6.84		$ 6.72	$ 8.70							$ 31.11	$ 23.10	$ 16.39	$ 16.29	$ 14.85	$ 9.21	$ 9.39	$ 9.15	$ 11.79
Performance share units ("PSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, outstanding units (in shares)																0	0
Other equity instruments, granted (in shares)	2,342,500						1,084,656									3,427,156	0
Other equity instruments, forfeited (in shares)																	0
Other equity instruments, settled (in shares)																0	0